As filed with the Securities and Exchange Commission on May 23, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

Marketocracy Masters 100 Fund
Portfolio of Investments
March 31, 2014 (Unaudited)

		Shares	Market Value
Common Stocks - 85.2%			$ 7,113,283
(Cost $6,923,809)

ACCOMMODATION AND FOOD SERVICES - 1.2%			96,169
JMBA	JAMBA, INC.*	5,400	64,773
SAFM	SANDERSON FARMS, INC.	400	31,396

ADMINISTRATIVE AND SUPPORT - 1.8%			152,778
MT	ARCELORMITTAL - ADR	2,200	35,530
OWW	ORBITZ WORLDWIDE, INC.*	12,200	95,648
WNS	WNS HOLDINGS, LTD. - ADR*	1,200	21,600

AGRICULTURE, FORESTRY, FISHING AND HUNTING - 0.6%			50,208
PPC	PILGRIM'S PRIDE CORP.*	2,400	50,208

CONSTRUCTION - 0.2%			14,140
XIN	XINYUAN REAL ESTATE CO, LTD. - ADR	2,800	14,140

FINANCE AND INSURANCE - 8.9%			743,052
PVD	ADMINISTRADORA DE FONDOS DE PENSIONES PROVIDA S.A. - ADR	200	17,800
AEL	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,400	33,068
BAC	BANK OF AMERICA CORP.	2,600	44,720
BRK/B	BERKSHIRE HATHAWAY, INC. - CLASS B*	200	24,994
FNMA	FEDERAL NATIONAL MORTGAGE ASSOCIATION*	10,000	39,000
FNFG	FIRST NIAGARA FINANCIAL GROUP, INC.	2,600	24,570
GNW	GENWORTH FINANCIAL, INC.*	5,200	92,196
GCA	GLOBAL CASH ACCESS HOLDINGS, INC.*	8,400	57,624
THG	HANOVER INSURANCE GROUP, INC. (THE)	400	24,576
HRG	HARBINGER GROUP, INC.*	3,800	46,474
JPM	JPMORGAN CHASE & CO.	400	24,284
MET	METLIFE, INC.	2,000	105,600
MS	MORGAN STANLEY	1,000	31,170
ORI	OLD REPUBLIC INTERNATIONAL CORP.	1,800	29,520
SNFCA	SECURITY NATIONAL FINANCIAL CORP. - CLASS A*	92	372
TMK	TORCHMARK CORP.	200	15,740
TRV	TRAVELERS COS, INC. (THE)	400	34,040
UFCS	UNITED FIRE GROUP, INC.	800	24,280
UVE	UNIVERSAL INSURANCE HOLDINGS, INC.	3,400	43,180
WFC	WELLS FARGO & CO.	600	29,844

HEALTH CARE AND SOCIAL ASSISTANCE - 8.0%			667,152
ARNA	ARENA PHARMACEUTICALS, INC.*	1,200	7,560
BCRX	BIOCRYST PHARMACEUTICALS, INC.*	2,800	29,624
BDSI	BIODELIVERY SCIENCES INTERNATIONAL, INC.*	1,200	10,128
CASM	CAS MEDICAL SYSTEMS, INC.*	600	1,302
DEPO	DEPOMED, INC.*	400	5,800
HWAY	HEALTHWAYS, INC.*	1,200	20,568
HTBX	HEAT BIOLOGICS, INC.*	400	2,676
IMRS	IMRIS, INC.*	3,400	5,338
KBIO	KALOBIOS PHARMACEUTICALS, INC.*	1,000	2,710
KERX	KERYX BIOPHARMACEUTICALS, INC.*	11,400	194,256
NKTR	NEKTAR THERAPEUTICS*	23,100	279,972
OGXI	ONCOGENEX PHARMACEUTICAL, INC.*	400	4,704
ONVO	ORGANOVO HOLDINGS, INC.*	1,600	12,224
PSTI	PLURISTEM THERAPEUTICS, INC.*	24,100	89,170
PRAN	PRANA BIOTECHNOLOGY, LTD. - ADR*	400	1,120

INFORMATION - 11.6%			971,736
EGHT	8X8, INC.*	2,000	21,620
AKAM	AKAMAI TECHNOLOGIES, INC.*	800	46,568
ALU	ALCATEL-LUCENT - ADR	4,200	16,380
ADNC	AUDIENCE, INC.*	600	7,500
BBRY	BLACKBERRY, LTD.*	26,600	214,928
BRCD	BROCADE COMMUNICATIONS SYSTEMS, INC.*	6,000	63,660
CHGG	CHEGG, INC.*	600	4,200
CKSW	CLICKSOFTWARE TECHNOLOGIES, LTD.	1,400	14,168
GSB	GLOBALSCAPE, INC.	1,400	3,472
GTT	GTT COMMUNICATIONS, INC.*	6,200	65,286
HPQ	HEWLETT-PACKARD CO.	1,200	38,832
IMN	IMATION CORP.*	1,200	6,924
IQNT	INTELIQUENT, INC.	2,200	31,966
MSFT	MICROSOFT CORP.	200	8,198
MGAM	MULTIMEDIA GAMES HOLDING CO, INC.*	800	23,232
NSR	NEUSTAR, INC. - CLASS A*	400	13,004
P	PANDORA MEDIA, INC.*	2,800	84,896
RP	REALPAGE, INC.*	800	14,528
RHT	RED HAT, INC.*	400	21,192
S	SPRINT CORP.*	18,000	165,420
SPRT	SUPPORT.COM, INC.*	2,200	5,610
TNGO	TANGOE, INC.*	800	14,872
TTGT	TECHTARGET, INC.*	1,200	8,652
TQNT	TRIQUINT SEMICONDUCTOR, INC.*	5,600	74,984
XGTI	XG TECHNOLOGY, INC.*	600	1,644

MANUFACTURING - 24.3%			2,029,989
ACW	ACCURIDE CORP.*	1,800	7,974
AOSL	ALPHA & OMEGA SEMICONDUCTOR, LTD.*	6,400	47,104
AMAG	AMAG PHARMACEUTICALS, INC.*	400	7,740

AMRS	AMYRIS, INC.*	2,000	7,460
ARQL	ARQULE, INC.*	1,600	3,280
BRCM	BROADCOM CORP. - CLASS A	200	6,296
BLDR	BUILDERS FIRSTSOURCE, INC.*	4,800	43,728
CSII	CARDIOVASCULAR SYSTEMS, INC.*	200	6,358
CLFD	CLEARFIELD, INC.*	2,200	50,798
CORT	CORCEPT THERAPEUTICS, INC.*	3,200	13,952
CVU	CPI AEROSTRUCTURES, INC.*	400	5,200
CYAN	CYANOTECH CORP.*	4,900	25,676
CY	CYPRESS SEMICONDUCTOR CORP.	600	6,162
CYTK	CYTOKINETICS, INC.*	1,200	11,400
DNDN	DENDREON CORP.*	4,400	13,156
DSCI	DERMA SCIENCES, INC.*	400	5,072
ESLT	ELBIT SYSTEMS, LTD.	800	48,871
FSLR	FIRST SOLAR, INC.*	400	27,916
GM	GENERAL MOTORS CO.	1,000	34,420
GERN	GERON CORP.*	9,000	18,720
HALO	HALOZYME THERAPEUTICS, INC.*	33,200	421,640
HYGS	HYDROGENICS CORP.*	2,400	65,400
IG	IGI LABORATORIES, INC.*	18,600	105,090
IIVI	II-VI, INC.*	3,000	46,290
ICCC	IMMUCELL CORP.*	300	1,413
IFNNY	INFINEON TECHNOLOGIES AG - ADR	400	4,783
INTC	INTEL CORP.	800	20,648
IRF	INTERNATIONAL RECTIFIER CORP.*	1,000	27,400
ITT	ITT CORP.	2,400	102,624
IXYS	IXYS CORP.	5,200	59,020
KBALB	KIMBALL INTERNATIONAL, INC. - CLASS B	1,600	28,976
KMG	KMG CHEMICALS, INC.	1,000	15,680
LRCX	LAM RESEARCH CORP.*	600	33,000
LOGI	LOGITECH INTERNATIONAL S.A.	400	5,956
LOJN	LOJACK CORP.*	8,000	45,600
LXU	LSB INDS, INC.*	2,800	104,776
MNK	MALLINCKRODT PLC*	1,400	88,774
MXL	MAXLINEAR, INC. - CLASS A*	600	5,688
MFRI	MFRI, INC.*	4,800	65,328
MOD	MODINE MANUFACTURING CO.*	3,200	46,880
MOS	MOSAIC CO. (THE)	600	30,000
NANO	NANOMETRICS, INC.*	400	7,188
NSPH	NANOSPHERE, INC.*	2,200	4,730
NPTN	NEOPHOTONICS CORP.*	200	1,586
NRTLQ	NORTEL NETWORKS CORP.*1	12	0
OLN	OLIN CORP.	1,600	44,176
OVTI	OMNIVISION TECHNOLOGIES, INC.*	4,200	74,340
ONTY	ONCOTHYREON, INC.*	400	1,196
PTIE	PAIN THERAPEUTICS, INC.*	2,200	12,100
QCOR	QUESTCOR PHARMACEUTICALS, INC.	400	25,972
RWC	RELM WIRELESS CORP.*	1,600	5,040
SOL	RENESOLA, LTD. - ADR*	3,400	10,914
RSTI	ROFIN-SINAR TECHNOLOGIES, INC.*	2,000	47,920
ROSG	ROSETTA GENOMICS, LTD.*	1,000	4,980
RTEC	RUDOLPH TECHNOLOGIES, INC.*	400	4,564
SNDK	SANDISK CORP.	600	48,714
SSH	SUNSHINE HEART, INC.*	600	3,504
STRN	SUTRON CORP.*	400	2,180
TBIO	TRANSGENOMIC, INC.*	800	3,664
ZHNE	ZHONE TECHNOLOGIES, INC.*	2,600	10,972

MINING, QUARRYING, AND OIL AND GAS EXTRACTION - 9.8%			820,012
AEM	AGNICO EAGLE MINES, LTD.	600	18,150
ALJ	ALON USA ENERGY, INC.	9,200	137,448
ANR	ALPHA NATURAL RESOURCES, INC.*	18,400	78,200
CLF	CLIFFS NATURAL RESOURCES, INC.	600	12,276
EXXI	ENERGY XXI BERMUDA, LTD.	3,800	89,566
XOM	EXXON MOBIL CORP.	200	19,536
KIOR	KIOR, INC. - CLASS A*	1,600	917
KOG	KODIAK OIL & GAS CORP.*	3,000	36,420
MTL	MECHEL - ADR*	1,000	2,070
PARR	PAR PETROLEUM CORP.*	160	3,197
PZG	PARAMOUNT GOLD AND SILVER CORP.*	3,000	3,690
PBR	PETROLEO BRASILEIRO S.A. - ADR	18,200	239,330
PDS	PRECISION DRILLING CORP.	800	9,576
SGY	STONE ENERGY CORP.*	2,000	83,940
TPLM	TRIANGLE PETROLEUM CORP.*	10,400	85,696

OTHER SERVICES - 0.5%			38,320
EEI	ECOLOGY & ENVIRONMENT, INC.	4,000	38,320

PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES - 6.7%			562,677
AMRI	ALBANY MOLECULAR RESEARCH, INC.*	3,600	66,924
ANTH	ANTHERA PHARMACEUTICALS, INC.*	1,800	6,030
ARWR	ARROWHEAD RESEARCH CORP.*	800	13,136
CBM	CAMBREX CORP.*	3,400	64,158
CIMT	CIMATRON, LTD.*	1,000	7,220
CTSH	COGNIZANT TECHNOLOGY SOLUTIONS CORP. - CLASS A*	400	20,244
JCS	COMMUNICATIONS SYSTEMS, INC.	800	10,296
DSS	DOCUMENT SECURITY SYSTEMS, INC.*	6,800	8,704
EXAS	EXACT SCIENCES CORP.*	400	5,668
GY	GENCORP, INC.*	7,800	142,506
G	GENPACT, LTD.*	1,800	31,356
NVTL	NOVATEL WIRELESS, INC.*	1,800	3,168
PACB	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.*	4,600	24,610
PCTI	PC-TEL, INC.	200	1,746
PDII	PDI, INC.*	7,000	32,060
PRFT	PERFICIENT, INC.*	600	10,872
RMBS	RAMBUS, INC.*	1,000	10,750

RGDO	REGADO BIOSCIENCES, INC.*	400	5,008
SQNM	SEQUENOM, INC.*	1,000	2,450
SWI	SOLARWINDS, INC.*	400	17,052
STRM	STREAMLINE HEALTH SOLUTIONS, INC.*	1,200	6,036
SUTR	SUTOR TECHNOLOGY GROUP, LTD.*	38,300	69,323
TSRI	TSR, INC.*	1,000	3,360

REAL ESTATE AND RENTAL AND LEASING - 0.4%			35,104
EXH	EXTERRAN HOLDINGS, INC.	800	35,104

RETAIL TRADE - 2.6%			217,434
BBY	BEST BUY, INC.	200	5,282
CENT	CENTRAL GARDEN AND PET CO.*	1,400	11,382
NTZ	NATUZZI SPA - ADR*	2,200	6,138
OSTK	OVERSTOCK.COM, INC.*	3,200	63,040
SAH	SONIC AUTOMOTIVE, INC. - CLASS A	3,000	67,440
VVTV	VALUEVISION MEDIA, INC.*	13,200	64,152

TRANSPORTATION AND WAREHOUSING - 4.0%			332,376
AAL	AMERICAN AIRLINES GROUP, INC.*	7,800	285,480
DRYS	DRYSHIPS, INC.*	600	1,938
JBLU	JETBLUE AIRWAYS CORP.*	3,000	26,070
LUV	SOUTHWEST AIRLINES CO.	800	18,888

UTILITIES - 3.8%			317,646
KMI	KINDER MORGAN, INC.	200	6,498
SZYM	SOLAZYME, INC.*	26,800	311,148

WHOLESALE TRADE - 0.8%			64,490
ESRX	EXPRESS SCRIPTS HOLDING CO.*	200	15,018
HBP	HUTTIG BUILDING PRODUCTS, INC.*	400	1,832
MIL	MFC INDUSTRIAL, LTD.	6,000	47,640

PARTNERSHIPS & TRUST - 1.9%			159,169
(Cost $163,989)

FINANCE AND INSURANCE - 0.7%			58,753
ACC	AMERICAN CAMPUS COMMUNITIES, INC.	200	7,470
AGNC	AMERICAN CAPITAL AGENCY CORP.	400	8,596
OZM	OCH-ZIFF CAPITAL MANAGEMENT GROUP, LLC. - CLASS A	2,000	27,540
PMCT	PMC COMMERCIAL TRUST	3,300	15,147

MINING, QUARRYING, AND OIL AND GAS EXTRACTION - 0.3%			29,250
SXCP	SUNCOKE ENERGY PARTNERS L.P.	1,000	29,250

REAL ESTATE AND RENTAL AND LEASING - 0.5%			40,746
HCP	HCP, INC.	1,000	38,790
UMH	UMH PROPERTIES, INC.	200	1,956

RETAIL TRADE - 0.4%			30,420
SGU	STAR GAS PARTNERS, L.P.	5,200	30,420

INVESTMENT COMPANIES - 4.6%			383,688
(Cost $360,946)
FXI	ISHARES CHINA LARGE-CAP	4,800	171,744
BRF	MARKET VECTORS BRAZIL SMALL-CAP	1,800	51,876
GLL	PROSHARES ULTRASHORT GOLD*	800	71,560
XIV	VELOCITYSHARES DAILY INVERSE VIX SHORT TERM ETN*	2,800	88,508

SHORT-TERM INVESTMENTS - 4.2%			349,376
(Cost $349,376)
DFDXX	DAILY INCOME FUND - MONEY MARKET PORTFOLIO, 0.02%^	349,376	349,376

TOTAL INVESTMENT SECURITIES - 95.9%			8,005,516
(Cost $7,798,120)

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%			338,996

NET ASSETS - 100.0%			$8,344,512

ADR -	American Depository Receipt
*	Non-income producing security.
^	Seven-day yield as of March 31, 2014
1	Market value of security is less than $1.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	7,878,259
Gross unrealized appreciation	598,107
Gross unrealized depreciation	(470,849)
Net unrealized appreciation	$127,257

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Marketocracy Masters 100 Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
COMMON STOCKS^	$7,113,283	-	-	$7,113,283

PARTNERSHIPS & TRUSTS^	159,169	-	-	159,169

INVESTMENT COMPANIES	383,688	-	-	383,688

SHORT-TERM INVESTMENT	349,376	-	-	349,376

TOTAL INVESTMENT SECURITIES	$8,005,516	$-	$-	$8,005,516

^ See Portfolio of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marketocracy Funds

By  /s/ Kendrick W. Kam
       Kendrick W. Kam, President & Treasurer

Date                     April 17, 2014

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Kendrick W. Kam
       Kendrick W. Kam, President & Treasurer

Date                     April 17, 2014